Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT1-0423
1.9898218.102
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 7.2%
Allkem Ltd. (a)	110,611	1,026,907
Altium Ltd.	22,593	625,534
BHP Group Ltd.	132,333	4,634,587
Brambles Ltd.	256,260	2,179,122
Computershare Ltd.	105,840	1,782,543
IGO Ltd.	124,372	1,292,882
Iluka Resources Ltd.	78,481	603,886
Incitec Pivot Ltd.	358,167	875,794
Macquarie Group Ltd.	55,920	7,460,235
Mineral Resources Ltd.	30,819	1,951,155
National Australia Bank Ltd.	581,984	13,131,969
Pilbara Minerals Ltd. (a)	480,776	1,635,562
Qantas Airways Ltd. (a)	170,543	769,802
Santos Ltd.	55,534	283,494
Steadfast Group Ltd.	180,772	671,602
Technology One Ltd.	44,756	462,751
Treasury Wine Estates Ltd.	133,208	1,372,147
Whitehaven Coal Ltd.	171,511	1,019,829
WiseTech Global Ltd.	31,986	1,386,900
Woodside Energy Group Ltd.	43,278	1,120,636
TOTAL AUSTRALIA		44,287,337
Austria - 0.3%
Andritz AG	13,243	788,963
BAWAG Group AG (b)	12,855	791,701
Raiffeisen International Bank-Holding AG (a)	24,884	445,286
TOTAL AUSTRIA		2,025,950
Bailiwick of Jersey - 2.2%
Glencore PLC	2,021,450	13,537,424
Belgium - 0.4%
ELIA GROUP SA/NV	6,644	930,326
Solvay SA Class A	13,482	1,563,164
TOTAL BELGIUM		2,493,490
Denmark - 5.2%
DSV A/S	32,030	5,270,694
Genmab A/S (a)	12,148	4,760,762
ISS A/S (a)	28,443	619,347
Novo Nordisk A/S Series B	144,047	19,934,647
Ringkjoebing Landbobank A/S	5,236	759,839
Sydbank A/S	10,775	489,723
TOTAL DENMARK		31,835,012
Finland - 2.1%
Fortum Corp.	80,322	1,206,354
Nordea Bank ABP	609,464	7,097,281
Orion Oyj (B Shares)	19,729	1,055,046
UPM-Kymmene Corp.	98,493	3,560,299
TOTAL FINLAND		12,918,980
France - 17.0%
Aeroports de Paris SA (a)	5,113	790,711
Air Liquide SA	65,361	10,407,178
ALTEN	1,423	217,665
Bollore SA	168,763	941,205
Bureau Veritas SA	53,406	1,523,503
Dassault Aviation SA	4,313	734,747
Edenred SA	46,058	2,503,097
Electricite de France SA	115,937	1,520,684
EssilorLuxottica SA	38,812	7,084,451
Getlink SE	74,093	1,250,945
Hermes International SCA	6,429	11,983,133
Ipsen SA	7,263	761,172
Ipsos SA	7,299	472,139
L'Oreal SA	39,637	16,366,579
LVMH Moet Hennessy Louis Vuitton SE	23,064	20,134,299
Pernod Ricard SA	37,260	7,692,319
Publicis Groupe SA	43,557	3,065,633
Renault SA (a)	38,200	1,546,545
Sartorius Stedim Biotech	4,421	1,532,726
Societe Generale Series A	143,856	4,282,102
Sodexo SA	15,511	1,534,851
TotalEnergies SE	127,769	7,898,781
Verallia SA (b)	14,669	540,298
TOTAL FRANCE		104,784,763
Germany - 7.2%
Aixtron AG	20,913	619,317
Bayer AG	77,552	4,827,219
Commerzbank AG (a)	168,463	1,916,608
Deutsche Bank AG	381,391	5,061,794
Deutsche Lufthansa AG (a)	110,305	1,164,524
Encavis AG	22,289	429,018
Mercedes-Benz Group AG (Germany)	144,118	10,724,113
Merck KGaA	12,052	2,515,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,853	9,303,115
Rheinmetall AG	8,036	1,869,576
RWE AG	124,786	5,534,973
TOTAL GERMANY		43,965,851
Hong Kong - 0.3%
Sino Land Ltd.	597,914	776,976
Swire Pacific Ltd. (A Shares)	107,000	980,536
TOTAL HONG KONG		1,757,512
Ireland - 0.4%
AIB Group PLC	143,072	597,276
Bank of Ireland Group PLC	185,662	1,975,230
TOTAL IRELAND		2,572,506
Israel - 1.1%
Bank Hapoalim BM (Reg.)	219,789	1,967,604
Bank Leumi le-Israel BM	268,469	2,359,064
Bezeq The Israel Telecommunication Corp. Ltd.	377,662	624,212
Israel Discount Bank Ltd. (Class A)	221,149	1,123,797
Tower Semiconductor Ltd. (a)	19,437	816,527
TOTAL ISRAEL		6,891,204
Italy - 2.0%
Banco BPM SpA	279,607	1,254,504
Eni SpA	412,085	6,341,261
FinecoBank SpA	112,590	2,013,516
Interpump Group SpA	15,272	793,289
Prysmian SpA	49,485	2,012,031
TOTAL ITALY		12,414,601
Japan - 24.3%
Ajinomoto Co., Inc.	99,100	3,267,188
Asics Corp.	35,000	833,019
Bridgestone Corp.	112,100	4,185,051
Capcom Co. Ltd.	29,500	955,913
Daiichi Sankyo Kabushiki Kaisha	359,300	11,284,512
Dentsu Group, Inc.	44,200	1,423,633
Eisai Co. Ltd.	54,700	3,384,288
Electric Power Development Co. Ltd.	32,100	518,047
Fast Retailing Co. Ltd.	11,500	6,984,634
GOLDWIN, Inc.	6,900	525,658
Hamamatsu Photonics K.K.	27,100	1,447,961
Hikari Tsushin, Inc.	3,700	528,132
Hirose Electric Co. Ltd.	5,800	755,069
Hitachi Ltd.	50,900	2,669,322
IHI Corp.	28,500	865,964
INPEX Corp.	189,600	2,083,448
Isetan Mitsukoshi Holdings Ltd.	73,200	796,470
Itochu Corp.	272,000	8,791,540
Japan Airlines Co. Ltd. (a)	26,600	564,122
Japan Hotel REIT Investment Corp.	824	522,158
Japan Tobacco, Inc.	164,600	3,356,510
JGC Holdings Corp.	47,900	625,673
Kansai Paint Co. Ltd.	47,800	673,173
Kawasaki Heavy Industries Ltd.	31,000	709,361
Keyence Corp.	6,600	3,038,435
Kintetsu Group Holdings Co. Ltd.	35,200	1,146,288
Marubeni Corp.	317,100	3,890,368
MatsukiyoCocokara & Co.	26,400	1,316,947
Mazda Motor Corp.	110,800	881,967
Mercari, Inc. (a)	21,100	459,555
Mitsubishi Corp.	272,000	9,108,180
Mitsubishi Heavy Industries Ltd.	62,300	2,442,782
Mitsubishi Motors Corp. of Japan (a)	126,500	487,393
Mitsui & Co. Ltd.	293,900	8,670,856
Nankai Electric Railway Co. Ltd.	20,900	454,149
NGK Spark Plug Co. Ltd.	31,600	617,500
Nintendo Co. Ltd.	5,200	225,461
Nippon Telegraph & Telephone Corp.	220,600	6,614,807
Olympus Corp.	237,300	4,461,152
Ono Pharmaceutical Co. Ltd.	87,800	1,905,146
Open House Group Co. Ltd.	13,100	495,577
Pan Pacific International Holdings Ltd.	98,300	1,817,875
Renesas Electronics Corp. (a)	259,200	2,666,157
ROHM Co. Ltd.	12,200	977,605
Rohto Pharmaceutical Co. Ltd.	40,100	739,902
Seiko Epson Corp.	59,000	914,972
SHIMANO, Inc.	15,300	2,728,533
Shin-Etsu Chemical Co. Ltd.	54,700	8,064,046
Sojitz Corp.	38,300	759,348
Subaru Corp.	113,600	1,866,635
Sumitomo Corp.	219,300	3,936,419
Suzuki Motor Corp.	90,600	3,396,793
TDK Corp.	71,700	2,561,574
TIS, Inc.	42,200	1,216,852
Tokio Marine Holdings, Inc.	376,400	7,883,590
Tokyo Electric Power Co., Inc. (a)	148,300	555,352
Tokyo Tatemono Co. Ltd.	38,600	478,544
Toyo Suisan Kaisha Ltd.	18,800	776,831
USS Co. Ltd.	39,800	654,637
Yakult Honsha Co. Ltd.	29,400	2,098,805
Yamaha Motor Co. Ltd.	64,600	1,591,142
TOTAL JAPAN		149,653,021
Luxembourg - 0.3%
Tenaris SA	84,925	1,504,935
Netherlands - 4.9%
Argenx SE (a)	10,209	3,888,470
ASM International NV (Netherlands)	7,105	2,380,599
ASML Holding NV (Netherlands)	8,338	5,516,817
CNH Industrial NV	183,804	3,227,134
IMCD NV	10,513	1,657,807
OCI NV	14,777	501,865
Stellantis NV (Italy)	120,803	1,888,014
STMicroelectronics NV (Italy)	121,079	5,699,635
Wolters Kluwer NV	47,522	5,174,104
TOTAL NETHERLANDS		29,934,445
Norway - 1.1%
Equinor ASA	193,380	5,893,577
Kongsberg Gruppen ASA	16,363	649,169
TOTAL NORWAY		6,542,746
Portugal - 0.2%
Jeronimo Martins SGPS SA	51,066	1,106,997
Singapore - 3.2%
City Developments Ltd.	93,700	594,698
DBS Group Holdings Ltd.	337,200	9,231,279
Keppel Corp. Ltd.	257,028	1,483,992
Oversea-Chinese Banking Corp. Ltd.	747,200	7,382,602
Singapore Airlines Ltd.	240,900	1,089,318
TOTAL SINGAPORE		19,781,889
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	871,037	6,152,808
Banco de Sabadell SA	1,038,382	1,351,830
Bankinter SA	119,432	859,544
CaixaBank SA	803,236	3,563,926
Naturgy Energy Group SA	34,000	961,041
TOTAL SPAIN		12,889,149
Sweden - 2.8%
AddTech AB (B Shares)	47,924	762,561
Epiroc AB (A Shares)	178,921	3,481,225
Holmen AB (B Shares)	17,093	702,510
Investor AB (B Shares)	442,354	8,559,357
Nibe Industrier AB (B Shares)	282,957	3,039,915
Sagax AB	33,434	828,369
TOTAL SWEDEN		17,373,937
Switzerland - 1.8%
Kuehne & Nagel International AG	9,372	2,227,578
Lindt & Spruengli AG	39	4,383,506
Nestle SA (Reg. S)	13,088	1,596,855
Swisscom AG	4,683	2,762,228
TOTAL SWITZERLAND		10,970,167
United Kingdom - 13.3%
Auto Trader Group PLC (b)	104,769	812,849
BAE Systems PLC	595,082	6,299,569
Balfour Beatty PLC	113,194	511,316
Beazley PLC	113,746	932,541
British American Tobacco PLC (United Kingdom)	320,062	12,269,200
Bunzl PLC	54,332	1,989,401
Centrica PLC	1,090,153	1,354,075
Diageo PLC	332,545	14,540,899
GSK PLC	160,089	2,811,969
Halma PLC	66,581	1,763,173
HSBC Holdings PLC (United Kingdom)	922,906	6,800,294
IG Group Holdings PLC	72,338	709,888
Inchcape PLC	69,112	777,067
Indivior PLC (a)	25,272	605,996
Investec PLC	128,364	819,120
Lloyds Banking Group PLC	12,413,472	8,078,636
NatWest Group PLC	933,538	3,561,502
Pearson PLC	139,620	1,592,253
QinetiQ Group PLC	106,842	477,881
Shell PLC (London)	429,473	12,608,378
Spirax-Sarco Engineering PLC	13,581	1,930,507
Wise PLC (a)	86,976	581,178
TOTAL UNITED KINGDOM		81,827,692
TOTAL COMMON STOCKS (Cost $550,956,356)		611,069,608

Government Obligations - 0.1%
	Principal Amount (c)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $392,497)	400,000	392,490

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e) (Cost $1,316,467)	1,316,204	1,316,467

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $552,665,320)	612,778,565
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,143,972
NET ASSETS - 100.0%	614,922,537

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	Mar 2023	5,297,500	267,934	267,934

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,144,848 or 0.3% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $259,044.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	8,853,977	7,537,510	10,886	-	-	1,316,467	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	237,230	237,230	56	-	-	-	0.0%
Total	-	9,091,207	7,774,740	10,942	-	-	1,316,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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